17. RELATED PARTY TRANSACTIONS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Professional fees	[1]	$ 219,948	$ 268,621	$ 279,097
Chief Executive Officer of the Company
Professional fees		45,000
Management Fee Expense		31,250	0	0
President and former Chief Executive Officer of the Company
Management Fee Expense		143,750	150,000	132,613
A company controlled by the Chief Financial Officer of the Company
Professional fees		75,000	0	0
A Company of which a former Chief Financial Officer and former Corporate Secretary of the Company are employees
Professional fees		47,270	0	0
A Company controlled by a former Chief Financial Officer
Professional fees		14,000	37,440	0
A Company controlled by a former Chief Executive Officer
Management Fee Expense		0	0	24,000
Company controlled by a former Chief Financial Officer
Management Fee Expense		0	0	36,010
An officer of the Company's subsidiary, HealthTab Inc
Professional fees		$ 126,667	$ 0	$ 0

[1]	Note 17.